Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property And Equipment Tables
Property and Equipment
	2017	2016

Machines and equipment	$240,295	$240,295
Office and computer equipment	156,860	156,860
Devices	89,704	82,204
Software	34,528	34,528
Furniture and fixtures	16,019	16,019
Other assets	2,259	2,259
Total	539,665	532,165
Accumulated depreciation	(479,296)	(455,227)
Net property and equipment	$60,369	$76,938